Net Loss Per Share Attributable To Common Stockholders - Summary Of Calculation Of Basic And Diluted Net Loss Per Share Attributable To Common Stockholders (Detail) - Bird Rides [Member] - USD ($)
$ / shares in Units, $ in Thousands
	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator
Net loss attributable to common stockholders	$ (41,808)	$ (43,795)	$ (170,052)	$ (164,094)	$ (208,230)	$ (387,482)
Denominator:
Basic and diluted weighted-average shares outstanding	58,156,529	44,660,774	55,865,840	40,117,503	42,482,507	24,053,549
Basic and diluted weighted-average shares outstanding					42,483,000	25,054,000
Loss per share:
Basic and diluted loss per share	$ (0.72)	$ (0.98)	$ (3.04)	$ (4.09)	$ (4.90)	$ (16.11)